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                       SUPPLEMENT DATED JULY 29, 2010 TO

                      PROSPECTUS DATED APRIL 30, 2010 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

In the "Subaccounts" section of your variable annuity prospectus, please replace the subadviser for Genworth Variable Insurance Trust -- Genworth Columbia Mid Cap Value Fund with "Columbia Management Investment Advisers, LLC."

40725NY SUPPD 07/29/10